Dividends (Detail) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Dividends [Line Items]
Dividend declared for common share holders	CAD 124,831,000	CAD 83,097,000
Cash dividend declared per common share (CAD per share)	CAD 0.4867	CAD 0.3695
Series A Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders	CAD 5,400,000	CAD 5,400,000
Dividend declared per preferred share (CAD per share)	CAD 1.1250	CAD 1.1250
Series D Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders	CAD 5,000,000	CAD 4,103,000
Dividend declared per preferred share (CAD per share)	CAD 1.2500	CAD 1.0257